STOCK BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
STOCK BASED COMPENSATION [Abstract]
Schedule of Non-Qualified Stock Options and Warrants Outstanding and Exercisable
The following tables summarize all stock option and warrant activity of the Company during the three months ended June 30, 2013:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$1.13

Granted	185,000	$1.00 - $1.16	$1.07
Expired
Forfeited	(343,750)	$0.73 - $1.25	$0.95
Exercised	(32,500)	$0.345 - $1.25	$0.69

Outstanding, June 30, 2013	8,582,250	$0.25 - $1.75	$1.14

Exercisable, June 30, 2013	7,778,503	$0.25 - $1.75	$1.16

The following tables summarize all stock option and warrant activity of the Company since December 31, 2004:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2004	-	$ -	$ -

Granted	680,000	$0.25 - $2.10	$ 0.99
Exercised	(300,000)	$ 0.25	$ 0.25

Outstanding, December 31, 2005	380,000	$1.40 - $2.10	$ 0.68

Granted	1,425,000	$0.25 - $1.00	$ 0.70
Cancelled	(260,000)	$1.40 - $2.10	$ (0.48)
Expired	(70,000)	$1.40 - $2.00	$ (0.12)

Outstanding, December 31, 2006	1,475,000	$0.25 - $2.00	$ 0.83

Granted	5,768,971	$0.25 - $0.72	$ 0.48
Rescinded	(200,000)	$ 0.50	$ 0.50
Forfeited	(125,019)	$ 1.00	$ 1.00
Expired	(574,981)	$ 1.00	$ 1.00

Outstanding, December 31, 2007	6,343,971	$0.25 - $2.00	$ 0.48

Granted	3,495,001	$0.001 - $1.75	$ 1.16
Expired	(115,000)	$0.50 - $2.00	$ 0.07
Forfeited	(750,000)	$ 0.72	$ 0.72
Exercised	(807,770)	$0.25 - $0.50	$ 0.53

Outstanding, December 31, 2008	8,166,202	$0.001 - $1.75	$ 0.79

Granted	939,000	$0.25 - $0.45	$ 0.30
Expired	(1,304,451)	$0.25 - $1.00	$ 0.59
Forfeited	-
Exercised	(1,488,384)	$0.001 - $1.00	$ 0.20

Outstanding, December 31, 2009	6,312,367	$0.25 - $1.75	$ 0.71

Granted	1,860,000	$0.25 - $1.51	$ 1.20
Expired	(16,667)	$ 1.00	$ 1.00
Forfeited	-	-	-
Exercised	(1,279,700)	$0.25 - $1.00	$ 0.42

Outstanding, December 31, 2010	6,876,000	$0.25 - $1.75	$ 1.01

Granted	2,085,000	$0.63 - $1.30	$ 1.09
Expired	-	-	-
Forfeited	(162,500)	$ 1.51	$ 1.51
Exercised	-	-	-

Outstanding, December 31, 2011	8,798,500	$0.25 - $1.75	$ 1.02

Granted	1,210,000	$0.90 - $1.69	$ 1.19
Expired	(25,000)	$ 1.25	$ 1.25
Forfeited		-	-
Exercised	(1,210,000)	$0.25 - $1.25	$ 0.37

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$ 1.13

Exercisable, December 31, 2012	7,714,850	$0.25 - $1.75	$ 1.15

Schedule of Non-Qualified Stock Options and Warrants Outstanding, by Exercise Price Range
Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at June 30, 2013	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,778,503	2.51 Years	$1.16

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2012	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,714,850	2.71	$ 1.15